Acquisitions (Tables)	6 Months Ended
Jun. 30, 2018
Schedule of Purchase Price of Each Transaction

The Board and the Conflicts Committee approved the purchase price for each transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of each of the transactions. The details of each transaction are as follows:

(U.S. Dollars in thousands)	Final Anna Knutsen March 1, 2018	Final Brasil Knutsen December 15, 2017	Final Lena Knutsen September 30, 2017	Final Vigdis Knutsen June 1, 2017		Final Tordis Knutsen March 1, 2017
Purchase consideration (1)	$ 19,913	$5,764	$33,235		$31,759	$32,983

Less: Fair value of net assets acquired:
Vessels and equipment (2)	120,274	96,000	142,457		145,772	145,754
Intangibles: Above market time charter	—	—	—		1,458	1,468
Cash	4,537	5,217	470		3,438	609
Inventories	257	146	243		190	129
Derivative assets	1,839	—	1,729		226	1,377
Others current assets	111	125	193		128	1,348
Amounts due from related parties	520	2	23,599		18,374	20,834
Long-term debt	(84,217)	(59,000)	(111,068)		(114,411)	(114,411)
Long-term debt from related parties	(22,535)	—	(22,706)		(22,703)	(22,960)
Deferred debt issuance	1,228	618	867		928	795
Trade accounts payable	(971)	(154)	(256)		(187)	(106)
Accrued expenses	(1,013)	(1,185)	(224)		(1,082)	(503)
Prepaid charter and deferred revenue	—	—	(1,758)		—	—
Amounts due to related parties	(117)	(36,005)	(186)		(372)	(1,351)
Income tax payable	—	—	(125)		—	—

Subtotal	19,913	5,764	33,235	#	31,759	32,983

Difference between the purchase price and fair value of net assets acquired	—	—	—		—	—
Goodwill	—	—	—		—	—
Difference between the purchase price and allocated values	$—	$—	$—		$—	$—

(1) The purchase price is comprised of the following:

(U.S. Dollars in thousands)	Final Anna Knutsen March 1, 2018	Final Brasil Knutsen December 15, 2017	Final Lena Knutsen September 30, 2017	Final Vigdis Knutsen June 1, 2017	Final Tordis Knutsen March 1, 2017
Cash consideration paid to KNOT (from KNOT)	$14,637	$2,383	$33,343	$28,109	$31,242
Purchase price adjustments	5,276	3,381	(108)	3,650	1,741
Seller’s credit	—	—	—	—	—
Seller’s loan	—	—	—	—	—
Purchase price	$19,913	$5,764	$33,235	$31,759	$32,983

(2)

Vessel and equipment includes allocation to drydocking for the following vessels (in thousands): Anna Knutsen of $2,329, Brasil Knutsen of $260, Lena Knutsen of $2,741, Vigdis Knutsen of $2,709 and Tordis Knutsen of $2,753.

Brasil Knutsen [Member]
Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Brasil Knutsen as if this acquisition had taken place on January 1, 2017. KNOT acquired the Brasil Knutsen from Chevron in July 2017 and the vessel was not operating on any contract at the time KNOT bought the vessel. From July 2017, the Brasil Knutsen operated on short term contracts until it commenced its time charter contract with Galp Sinopec Brazil Services B.V. in November 2017.

(U.S. Dollars in thousands)	Year Ended December 31, 2017
Revenue	$223,220
Net income	64,034

Lena Knutsen [Member]
Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Lena Knutsen as if this acquisition had taken place on January 1, 2017.

(U.S. Dollars in thousands)	Year Ended December 31, 2017
Revenue	$220,904
Net income	62,999

Vigdis Knutsen [Member]
Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Vigdis Knutsen as if this acquisition had taken place on January 1, 2017.

(U.S. Dollars in thousands)	Year Ended December 31, 2017
Revenue	$222,354
Net income	63,225

Tordis Knutsen [Member]
Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Tordis Knutsen as if this acquisition had taken place on January 1, 2017.

(U.S. Dollars in thousands)	Year Ended December 31, 2017
Revenue	$221,198
Net income	66,584